Fair value of financial instruments - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	$ 4,553
Fair value assets, ending balance	5,189	$ 4,553
Fair value liabilities, beginning balance	2,347
Fair value liabilities, ending balance	1,938	2,347
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	151
Fair value assets, ending balance	149	151
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	397
Fair value assets, ending balance	466	397
Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	15
Fair value assets, ending balance	11	15
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	7
Fair value assets, ending balance		7
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,874
Fair value assets, ending balance	2,266	1,874
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	759,410
Fair value assets, ending balance	823,217	759,410
Fair value liabilities, beginning balance	619,565
Fair value liabilities, ending balance	649,934	619,565
Recurring [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,447	2,204
Gains (losses) included in earnings	(261)	(139)
Gains (losses) included in OCI	153	86
Purchases (issuances)	1,828	522
Settlement (sales) and other	(668)	(453)
Transfers into Level 3	(22)	454
Transfers out of Level 3	157	(227)
Fair value assets, ending balance	3,634	2,447
Gains (losses) included in earnings for positions still held	(81)	130
Fair value liabilities, beginning balance	(241)	(158)
Gains (losses) included in earnings	5	1
Gains (losses) included in OCI		(3)
Purchases (issuances)	(260)	(120)
Settlement (sales) and other	23	34
Transfers into Level 3	(134)	(143)
Transfers out of Level 3	224	148
Fair value liabilities, ending balance	(383)	(241)
Gains (losses) included in earnings for positions still held	24	19
Recurring [member] | Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	576	506
Gains (losses) included in OCI	79	61
Purchases (issuances)	2	11
Settlement (sales) and other	(13)	(1)
Transfers into Level 3		37
Transfers out of Level 3		(38)
Fair value assets, ending balance	644	576
Recurring [member] | Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	28	20
Gains (losses) included in OCI		8
Purchases (issuances)	1
Fair value assets, ending balance	29	28
Recurring [member] | Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	151	152
Gains (losses) included in OCI	9	2
Settlement (sales) and other	(11)
Transfers out of Level 3		(3)
Fair value assets, ending balance	149	151
Recurring [member] | Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	397	334
Gains (losses) included in OCI	70	51
Purchases (issuances)	1	11
Settlement (sales) and other	(2)	(1)
Transfers into Level 3		37
Transfers out of Level 3		(35)
Fair value assets, ending balance	466	397
Recurring [member] | Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(859)	(635)
Gains (losses) included in earnings	(63)	(187)
Gains (losses) included in OCI	5	(5)
Purchases (issuances)	(48)	17
Settlement (sales) and other	235	64
Transfers into Level 3	42	(13)
Transfers out of Level 3	26	(100)
Fair value assets, ending balance	(662)	(859)
Gains (losses) included in earnings for positions still held	(43)	(16)
Recurring [member] | Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(132)	47
Gains (losses) included in earnings	10	(103)
Gains (losses) included in OCI	10	(2)
Purchases (issuances)	(14)	(22)
Settlement (sales) and other	44	3
Transfers into Level 3		5
Transfers out of Level 3	33	(60)
Fair value assets, ending balance	(49)	(132)
Gains (losses) included in earnings for positions still held	8	(90)
Recurring [member] | Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(785)	(393)
Gains (losses) included in earnings	83	165
Gains (losses) included in OCI	4	(34)
Purchases (issuances)	(143)	(245)
Settlement (sales) and other	78	70
Transfers into Level 3	(159)	(406)
Transfers out of Level 3	484	58
Fair value assets, ending balance	(438)	(785)
Gains (losses) included in earnings for positions still held	152	271
Recurring [member] | Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	53	20
Purchases (issuances)		25
Settlement (sales) and other	(50)	(11)
Transfers into Level 3		19
Fair value assets, ending balance	3	53
Recurring [member] | Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	15
Gains (losses) included in OCI	1	1
Purchases (issuances)		15
Settlement (sales) and other	(5)	(1)
Fair value assets, ending balance	11	15
Recurring [member] | Level 3 [member] | Other assets [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	15
Fair value assets, ending balance		15
Recurring [member] | Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,692	1,077
Gains (losses) included in earnings	(95)	(25)
Gains (losses) included in OCI	33	(37)
Purchases (issuances)	1,443	407
Settlement (sales) and other	(868)	(466)
Transfers into Level 3	30	802
Transfers out of Level 3	(376)	(66)
Fair value assets, ending balance	1,859	1,692
Gains (losses) included in earnings for positions still held	(44)	(78)
Recurring [member] | Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,887	1,582
Gains (losses) included in earnings	(196)	11
Gains (losses) included in OCI	21	102
Purchases (issuances)	588	314
Settlement (sales) and other	(89)	(111)
Transfers into Level 3	65	10
Transfers out of Level 3	(10)	(21)
Fair value assets, ending balance	2,266	1,887
Gains (losses) included in earnings for positions still held	(154)	43
Recurring [member] | Level 3 [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	4	25
Gains (losses) included in OCI		2
Settlement (sales) and other	(4)	(23)
Fair value assets, ending balance		4
Recurring [member] | Level 3 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2	2
Settlement (sales) and other	(2)
Fair value assets, ending balance		2
Recurring [member] | Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	7	25
Gains (losses) included in earnings		(3)
Purchases (issuances)	2
Settlement (sales) and other	(16)	(6)
Transfers into Level 3	17	9
Transfers out of Level 3	(10)	(18)
Fair value assets, ending balance		7
Recurring [member] | Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,874	1,530
Gains (losses) included in earnings	(196)	14
Gains (losses) included in OCI	21	100
Purchases (issuances)	586	314
Settlement (sales) and other	(67)	(82)
Transfers into Level 3	48	1
Transfers out of Level 3		(3)
Fair value assets, ending balance	2,266	1,874
Gains (losses) included in earnings for positions still held	(154)	43
Recurring [member] | Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(241)	(151)
Gains (losses) included in earnings	5	2
Gains (losses) included in OCI		(3)
Purchases (issuances)	(260)	(120)
Settlement (sales) and other	23	26
Transfers into Level 3	(134)	(143)
Transfers out of Level 3	224	148
Fair value liabilities, ending balance	(383)	(241)
Gains (losses) included in earnings for positions still held	$ 24	19
Recurring [member] | Level 3 [member] | Other liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance		(7)
Gains (losses) included in earnings		(1)
Settlement (sales) and other		$ 8